PROPOSED OFFERING	5 Months Ended
Sep. 30, 2025
Proposed Offering
PROPOSED OFFERING

NOTE 3. PROPOSED OFFERING

Pursuant to the Proposed Offering, the Company will offer for sale up to 6,000,000 Units (or 6,900,000 Units if the underwriters’ overallotment option is exercised in full) at a purchase price of $10.00 per Unit. Each Unit will consist of one ordinary share and one redeemable warrant (“Public Warrant”).